Note 14 Loans and advances maturing in more than one year by fixed interest rate and floating (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	€ 129,642	€ 129,248	€ 129,042
Foreign security	150,966	139,104	121,314
Total loans and advances maturing in more than one year	280,608	268,352	250,356
Fixed interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	67,284	63,060	59,394
Foreign security	85,473	77,381	67,874
Total loans and advances maturing in more than one year	152,757	140,441	127,269
Floating interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	62,359	66,188	69,647
Foreign security	65,493	61,723	53,440
Total loans and advances maturing in more than one year	€ 127,851	€ 127,911	€ 123,087